August 25, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:    Nuveen Multistate Trust II (the “Registrant”); File No. 811-07755

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Municipal Massachusetts Bond Fund 2 into Nuveen Massachusetts Municipal Bond Fund, both series of the Registrant.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7732 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Jennifer M. Goodman

Enclosures